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Prospectus:	rr_ProspectusTable
Supplement Text Block	pimcoetf-20160226_SupplementTextBlock

PIMCO ETF Trust

Supplement Dated February 26, 2016 to the
Actively-Managed Exchange-Traded Funds Prospectus dated October 31, 2015, as supplemented from time to time (the "Prospectus")

Disclosure Related to the PIMCO Enhanced Short Maturity Active Exchange-Traded Fund (the "Fund")

Effective March 18, 2016, the first sentence of the first paragraph of the "Principal Investment Strategies" section of the Fund's Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards.

(PIMCO ETF Trust - Supplement) | (PIMCO Enhanced Short Maturity Active Exchange-Traded Fund)
Prospectus:	rr_ProspectusTable
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards.